UNITED
STATES SECURITIES AND
EXCHANGE COMMISSION
Washington, DC
20549

Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
12/31/00
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
					   [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:	Harleysville Asset Management LP
Address:  355 Maple Avenue
			Harleysville, PA  19438-2297
Form 13F File Number:   28- 4718
The  institutional investment manager filing this
report and  the person  by  whom  it is signed hereby
represent that  the  person signing  the  report  is
authorized  to  submit  it,  that   all information
contained herein is true, correct and complete,  and
that  it  is  understood  that  all required  items,
statements, schedules,  lists, and tables, are
considered integral  parts  of this form.
Person Signing this Report on Behalf of Reporting
Manager:
Name: Mark R. Cummins
Title:		Chief Investment Officer
Phone:		215-256-5025
Signature, Place, and Date of Signing:
/s/Mark R. Cummins Harleysville, PA  March 14,
2001 [Signature]		[City, State]     [Date]
Report Type (check only one.):
[ ]  13F  HOLDINGS REPORT.		(Check here if all
holdings  of  this
		reporting manager are reported in this report.)
[X]  13F  NOTICE. (Check here if no holdings reported
are in this report,  and  all  holdings are
reported by other  reporting manager(s).)
[ ]  13F  COMBINATION REPORT.  (Check here if a
portion  of  the holdings  for  this reporting
manager are reported  in  this report  and  a
portion  are  reported  by  other  reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this
section.]
Form 13F File Number	Name
28- 4718			Harleysville Group Inc.
				[Repeat as necessary.]